SWK Holdings Corporation and Summary of Significant Accounting Policies (Details Narrative 2) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2014 Item	Jun. 30, 2013	Sep. 30, 2012	Jun. 30, 2014 Item	Jun. 30, 2013	Dec. 31, 2013 Item	Dec. 31, 2012
Payments to Acquire Businesses, Gross (in Dollars)			$ 150
Payments to Acquire Finance Receivables (in Dollars)				1,880	7,878	29,630	6,500
Number of Operating Segments				1		1
Allowance for Doubtful Accounts Receivable (in Dollars)						0	0
Number of Major Customers	3			3
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	4,175,000	3,205,000		4,175,000	5,255,000	4,205,000	3,327,500
Computer Equipment Software Furnitures And Fixtures [Member]
Property, Plant and Equipment, Useful Life						3 years
Sales [Member] | Customer Concentration Risk [Member]
Number of Major Customers						3	2
Concentration Risk, Percentage	69.00%	96.00%		71.00%	93.00%	78.00%	89.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Number of Major Customers						3	2
Concentration Risk, Percentage						70.00%	97.00%
Life Science Sector [Member]
Payments to Acquire Finance Receivables (in Dollars)						57,500
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense (in Dollars)							$ 150